The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Multi-Manager Value Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2019 (Accession No. 0001193125-19-185964), which is incorporated herein by reference.